ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ (7,298)	$ (1,028)	¥ 13,172	¥ (3,103,465)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Realized gains from investments	(31,230)	(4,399)	(42,264)	(65,763)
Fair value change of fair value option	(2,065)	(291)	13,232	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(182,561)	(25,713)	(12,294)	459,506
Accrued expenses and other current liabilities	202,703	28,550	(329,923)	(942,260)
Net cash (used in)/generated from operating activities	353,697	49,817	54,545	(4,185,807)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash generated from/(used in) investing activities	(423,978)	(59,716)	(158,385)	4,812,502
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	12	2	0	7
Repurchase of ordinary shares	(90,492)	(12,746)	0	0
Net cash generated from/(used in) financing activities	(90,480)	(12,744)	0	(100,614)
Effect of exchange rate changes	10,781	1,519	26,650	15,818
Net increase/(decrease) in cash, cash equivalents and restricted cash	(149,980)	(21,124)	(77,190)	541,899
Cash and cash equivalents at beginning of the year	819,911
Cash and cash equivalents at end of the year	636,052	89,586	819,911
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	(7,298)	(1,028)	13,172	(3,103,465)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Equity in loss/(gain) of subsidiaries and VIEs	28,414	4,002	(45,545)	3,106,437
Realized gains from investments	(4,946)	(697)	0	(8,498)
Fair value change of fair value option	(5,301)	(747)	31,080	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	4,145	584	(1,324)	2,083
Accrued expenses and other current liabilities	(436)	(61)	(113)	(3,618)
Net cash (used in)/generated from operating activities	14,578	2,053	(2,730)	(7,061)
CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries	(250,744)	(35,317)	(303,214)	(6,248,209)
Repayment from subsidiaries	402,800	56,733	100,000	706,870
Purchase of short-term and long-term investments	(2,085,667)	(293,760)	(7,303,902)	(26,583,981)
Proceeds from maturity of short term and long term investments investments	2,116,220	298,063	7,478,284	32,131,469
Net cash generated from/(used in) investing activities	182,609	25,719	(28,832)	6,149
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	12	2	0	7
Repurchase of ordinary shares	(90,492)	(12,746)	0	0
Net cash generated from/(used in) financing activities	(90,480)	(12,744)	0	7
Effect of exchange rate changes	(11,982)	(1,687)	24,033	3,735
Net increase/(decrease) in cash, cash equivalents and restricted cash	94,725	13,341	(7,529)	2,830
Cash and cash equivalents at beginning of the year	3,731	526	11,260	8,430
Cash and cash equivalents at end of the year	¥ 98,456	$ 13,867	¥ 3,731	¥ 11,260